Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust II
Entity Central Index Key	0001557156
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000175541
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Class A
Trading Symbol	GSIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[1]
AssetsNet	$ 50,327,610,419
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 161,825,093
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175542
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Class C
Trading Symbol	GSILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%	[2]
AssetsNet	$ 50,327,610,419
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 161,825,093
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201705
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Class P
Trading Symbol	GGIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[3]
AssetsNet	$ 50,327,610,419
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 161,825,093
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175545
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Class R
Trading Symbol	GSIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$68	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%	[4]
AssetsNet	$ 50,327,610,419
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 161,825,093
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175546
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Class R6
Trading Symbol	GSIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[5]
AssetsNet	$ 50,327,610,419
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 161,825,093
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175543
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GSIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[6]
AssetsNet	$ 50,327,610,419
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 161,825,093
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175544
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Investor Class
Trading Symbol	GSINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[7]
AssetsNet	$ 50,327,610,419
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 161,825,093
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.